DEFERRED REVENUES (Schedule of Current and Long-Term Deferred Revenues) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED REVENUES [Abstract]
Total deferred revenues	$ 15,910	$ 15,662	$ 17,960
Less - current portion	11,986	11,550
Long-term deferred revenues	$ 3,924	$ 4,112